Revenue from Contracts with Customers - Additional Information (Details)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percenatge of revenue	100.00%	100.00%	100.00%